COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 28, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2026	$ 8,645
February 2027	4,809
February 2028	3,327
February 2029	2,140
February 2030	811
Thereafter	512
Total	$ 20,244